Other general administrative expenses - Schedule of technical reports includes the fees paid by various Group companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Audit	€ 120.1	€ 117.5	€ 115.4
Audit-related services	13.6	8.6	6.4
Tax services	0.9	1.6	0.5
All other	7.4	5.9	4.8
Total	€ 142.0	€ 133.6	€ 127.1